DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Divestitures Including Discontinued Operations	The results of operations of the M&M Businesses are presented as discontinued operations as summarized below for all periods. The M&M Divestiture is reflected through the Transaction Date and the Delrin® Divestiture is reflected through November 1, 2023:

	For the Years Ended December 31,
In millions	2023	2022
Net sales	$460	$3,532
Cost of sales	295	2,712
Research and development expenses	3	46
Selling, general and administrative expenses	2	127
Amortization of intangibles	—	28
Acquisition, integration and separation costs [1]	195	555
Equity in earnings of nonconsolidated affiliates	—	(9)
Sundry income (expense) - net	9	4
(Loss) income from discontinued operations before income taxes	$(26)	$59
Provision for income taxes on discontinued operations	31	128
(Loss) income from discontinued operations, net of tax	$(57)	$(69)
Net (loss) income from discontinued operations attributable to noncontrolling interests	—	(4)
Gain on sale, net of tax [2]	480	5,024
Income from discontinued operations attributable to DuPont stockholders, net of tax	$423	$4,959
1. Includes costs related to the M&M Divestitures for all periods presented.
2. Gain includes purchase price adjustments related to the M&M Divestitures in 2023.
Discontinued operations activity consists of the following:

	For the Years Ended December 31,
In millions	2024	2023	2022
M&M Divestitures [1]	$(27)	$423	$4,955
MOU Activity [2]	(36)	(426)	(74)
Indemnification activity - environmental and legal [3]	(24)	(50)	—
Tax related matters [4]	57	—	—
Other	(10)	(18)	(25)
(Loss) income from discontinued operations, net of tax	$(40)	$(71)	$4,856
1.The year ended December 31, 2024 primarily includes separation costs and purchase price adjustments.
2.Includes the activity subject to the binding Memorandum of Understanding (“MOU”) between Chemours, Corteva Inc ("Corteva"), E. I. du Pont de Nemours and Company ("EIDP") and the Company. The year ended December 31, 2023 includes a charge related to the Water District Settlement Agreement, as defined in Note 16.
3.Primarily related to the DWDP Separation and Distribution Agreement and Letter Agreement between Corteva and EIDP. For additional information on these matters, refer to Note 16.
4.The year ended December 31, 2024 includes tax indemnification activity associated with divested businesses.